Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 7.0	$ 7.0
Value of Business Acquired (VOBA)	5.5	0.6
Accumulated Amortization Of Value Of Business Acquired VOBA	13.0	24.8
Amortization of Value of Business Acquired (VOBA)	0.3	0.2	0.2
Values Of Business Acquired Distribution Agreements And Customer Relationships	85.8	95.9
Accumulated Amortization Of Values Of Business Acquired Distribution Agreements And Customer Relationships	34.9	24.8
Amortization Of Values Of Business Acquired Distribution Agreements And Customer Relationships	10.1	10.5	10.9
Future Amortization Expense, Year One	9.5
Future Amortization Expense, Year Two	9.4
Future Amortization Expense, Year Three	9.0
Future Amortization Expense, Year Four	8.7
Future Amortization Expense, Year Five	8.3
Capitalized Computer Software, Net	49.6	43.2
Capitalized Computer Software, Amortization	6.9	6.5	4.3
Traditional Life, Interest Rate, Low End	3.00%
Traditional Life, Interest Rate, High End	6.00%
New Accounting Pronouncement Or Change In Accounting Principle Cumulative Effect Of Change On Deferred Aquisition Costs		470.1
New Accounting Pronouncement Or Change In Accounting Principle Cumulative Effect Of Change On Equity		318.4
Payments to Acquire Businesses, Gross	12.5
Noncash or Part Noncash Acquisition, Value of Assets Acquired	147.3
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed	$ 134.8
Value of Customer Relationships Acquired [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Value of Distribution Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years